UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 1.8%
United Technologies Corp.	44,390	$3,477,955

Alcoholic Beverages - 3.7%
Diageo PLC	120,950	$2,672,114
Heineken N.V.	24,968	1,153,530
Pernod Ricard S.A.	36,769	3,529,743

		$7,355,387
Apparel Manufacturers - 4.5%
Cia.Hering S.A.	3,300	$79,327
Compagnie Financiere Richemont S.A.	26,431	1,495,986
Li & Fung Ltd.	970,400	2,122,160
LVMH Moet Hennessy Louis Vuitton S.A.	23,112	3,736,632
NIKE, Inc., “B”	13,360	1,389,306

		$8,823,411
Automotive - 0.9%
Johnson Controls, Inc.	58,120	$1,846,472

Broadcasting - 2.2%
Publicis Groupe	54,523	$2,742,921
Viacom, Inc., “B”	34,130	1,605,475

		$4,348,396
Brokerage & Asset Managers - 3.1%
BM&F Bovespa S.A.	286,400	$1,801,474
Charles Schwab Corp.	91,980	1,071,567
CME Group, Inc.	3,760	900,558
Franklin Resources, Inc.	22,450	2,381,945

		$6,155,544
Business Services - 7.7%
Accenture PLC, “A”	42,980	$2,464,473
Brenntag AG	3,547	370,894
Cognizant Technology Solutions Corp., “A” (a)	12,860	922,705
Compass Group PLC	325,140	3,017,775
Dun & Bradstreet Corp.	22,280	1,845,007
Intertek Group PLC	29,097	968,374
LPS Brasil - Consultoria de Imoveis S.A.	73,300	1,349,203
Michael Page International PLC	218,736	1,341,166
MSCI, Inc., “A” (a)	44,100	1,436,778
Verisk Analytics, Inc., “A” (a)	34,930	1,399,645

		$15,116,020
Chemicals - 0.5%
Monsanto Co.	12,720	$1,043,676

Computer Software - 4.5%
Autodesk, Inc. (a)	51,580	$1,856,880
Check Point Software Technologies Ltd. (a)	23,270	1,309,868
Dassault Systemes S.A.	11,651	965,917
Oracle Corp.	167,830	4,732,806

		$8,865,471

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 4.1%
Apple, Inc. (a)	8,460	$3,861,821
EMC Corp. (a)	83,410	2,148,642
International Business Machines Corp.	11,030	2,124,378

		$8,134,841
Consumer Products - 4.2%
Colgate-Palmolive Co.	30,860	$2,799,619
Procter & Gamble Co.	36,920	2,327,437
Reckitt Benckiser Group PLC	58,565	3,115,600

		$8,242,656
Electrical Equipment - 7.8%
Amphenol Corp., “A”	34,410	$1,872,936
Danaher Corp.	85,470	4,488,030
Legrand S.A.	86,287	2,976,321
Schneider Electric S.A.	36,436	2,262,902
Sensata Technologies Holding B.V. (a)	89,850	2,588,579
W.W. Grainger, Inc.	6,130	1,169,236

		$15,358,004
Electronics - 5.1%
ASML Holding N.V.	26,000	$1,117,740
Microchip Technology, Inc.	71,430	2,636,481
Samsung Electronics Co. Ltd.	2,103	2,072,392
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	299,258	4,213,553

		$10,040,166
Energy - Independent - 0.8%
Occidental Petroleum Corp.	16,150	$1,611,286

Energy - Integrated - 1.6%
Chevron Corp.	16,330	$1,683,296
Suncor Energy, Inc.	45,806	1,577,879

		$3,261,175
Food & Beverages - 4.6%
Groupe Danone	61,177	$3,775,865
Mead Johnson Nutrition Co., “A”	15,630	1,158,027
Nestle S.A.	18,565	1,063,882
PepsiCo, Inc.	47,150	3,096,341

		$9,094,115
Food & Drug Stores - 0.6%
Tesco PLC	237,509	$1,196,156

General Merchandise - 2.6%
Kohl’s Corp.	24,700	$1,135,953
Lojas Renner S.A.	65,000	2,194,940
Target Corp.	35,090	1,782,923

		$5,113,816
Internet - 2.3%
Google, Inc., “A” (a)	6,300	$3,654,693
Yahoo Japan Corp.	2,775	847,573

		$4,502,266
Machinery & Tools - 1.3%
Schindler Holding AG	22,273	$2,586,620

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 4.6%
Bank of New York Mellon Corp.	38,610	$777,219
Credit Suisse Group AG	59,840	1,552,395
HSBC Holdings PLC	205,695	1,716,939
Julius Baer Group Ltd.	59,189	2,404,855
Standard Chartered PLC	109,014	2,635,171

		$9,086,579
Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	163,500	$1,572,115
Fresenius Medical Care AG & Co. KGaA	13,880	990,395
Patterson Cos., Inc.	55,310	1,781,535

		$4,344,045
Medical Equipment - 5.5%
Becton, Dickinson & Co.	18,860	$1,478,813
DENTSPLY International, Inc.	27,110	1,023,131
Essilor International S.A.	15,242	1,116,489
Sonova Holding AG	21,490	2,195,692
St. Jude Medical, Inc.	25,130	1,048,172
Thermo Fisher Scientific, Inc. (a)	51,850	2,742,865
Waters Corp. (a)	13,740	1,189,472

		$10,794,634
Metals & Mining - 1.8%
BHP Billiton PLC	108,890	$3,642,832

Network & Telecom - 0.6%
Cisco Systems, Inc.	64,180	$1,259,853

Oil Services - 2.5%
National Oilwell Varco, Inc.	23,620	$1,747,408
Schlumberger Ltd.	41,410	3,112,790

		$4,860,198
Other Banks & Diversified Financials - 4.9%
Banco Santander Brasil S.A., ADR	273,780	$2,496,874
Credicorp Ltd.	13,960	1,586,694
HDFC Bank Ltd.	112,430	1,118,956
MasterCard, Inc., “A”	4,730	1,681,846
Visa, Inc., “A”	27,010	2,718,286

		$9,602,656
Pharmaceuticals - 2.6%
Allergan, Inc.	12,200	$1,072,502
Bayer AG	28,052	1,964,566
Johnson & Johnson	15,620	1,029,514
Teva Pharmaceutical Industries Ltd., ADR	25,630	1,156,682

		$5,223,264
Railroad & Shipping - 1.1%
Kuehne & Nagel International AG	16,700	$2,099,066

Real Estate - 0.4%
Brasil Brokers Participacoes S.A.	199,400	$778,336

Specialty Chemicals - 5.8%
Akzo Nobel N.V.	38,337	$1,994,335
L’Air Liquide S.A.	7,973	1,003,486

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	19,358	$3,071,465
Praxair, Inc.	14,060	1,493,172
Shin-Etsu Chemical Co. Ltd.	48,900	2,540,593
Symrise AG	48,242	1,374,067

		$11,477,118
Specialty Stores - 1.8%
Hennes & Mauritz AB, “B”	30,410	$995,561
Industria de Diseno Textil S.A.	28,280	2,467,343

		$3,462,904
Telecommunications - Wireless - 0.5%
MTN Group Ltd.	53,385	$909,192
Total Common Stocks		$193,714,110

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,463,549	$3,463,549
Total Investments		$197,177,659

Other Assets, Less Liabilities - 0.0%		78,158
Net Assets - 100.0%		$197,255,817

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$193,714,110	$—	$—	$193,714,110
Mutual Funds	3,463,549	—	—	3,463,549
Total Investments	$197,177,659	$—	$—	$197,177,659

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $71,106,826 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s

5

Supplemental Information (unaudited) – continued

foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$186,029,485
Gross unrealized appreciation	$23,407,673
Gross unrealized depreciation	(12,259,499)
Net unrealized appreciation (depreciation)	$11,148,174

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,002,486	8,350,492	(5,889,429)	3,463,549

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$322	$3,463,549

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	48.8%
France	11.2%
United Kingdom	10.3%
Switzerland	6.8%
Brazil	5.2%
Germany	3.9%
Netherlands	2.2%
Taiwan	2.1%
Japan	1.7%
Other Countries	7.8%

6

MFS® Strategic Income Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 97.5%
Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018		$260,000	$286,650
Bombardier, Inc., 7.5%, 2018 (n)		470,000	526,400
Bombardier, Inc., 7.75%, 2020 (n)		155,000	175,925
CPI International, Inc., 8%, 2018		320,000	275,200
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		345,000	91,425
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	88,947
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$560,000	585,200

			$2,029,747
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.879%, 2013		$929,684	$883,200

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016		$135,000	$148,838
Hanesbrands, Inc., 6.375%, 2020		165,000	172,013
Jones Group, Inc., 6.875%, 2019		110,000	98,725
Phillips-Van Heusen Corp., 7.375%, 2020		305,000	337,025

			$756,601
Asset-Backed & Securitized - 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)		$337,777	$280,355
ARCap REIT, Inc., CDO, “H”, FRN, 6.038%, 2045 (a)(d)(z)		72,572	7
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040 (z)		465,393	262,396
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)		788,472	782,164
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		666,876	679,218
Crest Ltd., “A1” CDO, FRN, 1.054%, 2018 (z)		667,726	567,567
Crest Ltd., CDO, 7%, 2040 (a)(p)		451,649	22,582
Falcon Franchise Loan LLC, FRN, 4.78%, 2023 (i)(z)		1,455,926	87,501
Falcon Franchise Loan LLC, FRN, 5.147%, 2025 (i)(z)		1,388,950	176,536
First Union-Lehman Brothers Bank of America, FRN, 0.597%, 2035 (i)		10,240,577	149,543
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		9,506	9,500
GMAC LLC, FRN, 6.02%, 2033 (z)		745,854	766,616
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	789,825
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	315,118
KKR Financial CLO Ltd., “C”, FRN, 1.907%, 2021 (n)		523,730	382,323
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039 (i)(z)		5,600,775	140,019
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013 (z)		875,000	809,756
Salomon Brothers Mortgage Securities, Inc., FRN, 7.379%, 2032 (z)		1,075,000	1,104,098

			$7,325,124
Automotive - 2.2%
Accuride Corp., 9.5%, 2018		$575,000	$592,250
Allison Transmission, Inc., 7.125%, 2019 (n)		430,000	432,688
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)		230,000	219,650
Ford Motor Co., 7.45%, 2031		335,000	412,888
Ford Motor Credit Co. LLC, 12%, 2015		1,523,000	1,899,943
General Motors Financial Co., Inc., 6.75%, 2018 (n)		480,000	499,200
Harley-Davidson Financial Services, 3.875%, 2016 (n)		1,130,000	1,185,382
Jaguar Land Rover PLC, 8.125%, 2021 (n)		430,000	421,400
Lear Corp., 8.125%, 2020		195,000	217,669
RCI Banque S.A., 4.6%, 2016 (n)		820,000	782,873

			$6,663,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$285,000	$312,075

Broadcasting - 2.3%
Allbritton Communications Co., 8%, 2018	$255,000	$263,288
AMC Networks, Inc., 7.75%, 2021 (n)	194,000	213,158
CBS Corp., 5.75%, 2020	260,000	298,695
Clear Channel Communications, Inc., 9%, 2021	301,000	261,870
EH Holding Corp., 7.625%, 2021 (n)	190,000	200,450
Gray Television, Inc., 10.5%, 2015	80,000	83,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	380,000	400,425
Intelsat Bermuda Ltd., 11.25%, 2017	550,000	555,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016	385,000	404,250
Intelsat Jackson Holdings Ltd., 11.25%, 2016	170,000	180,200
LBI Media, Inc., 8.5%, 2017 (z)	190,000	97,850
Liberty Media Corp., 8.5%, 2029	260,000	256,100
Liberty Media Corp., 8.25%, 2030	45,000	44,325
LIN Television Corp., 8.375%, 2018	90,000	91,350
Local TV Finance LLC, 9.25%, 2015 (p)(z)	369,002	365,312
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,129,323
Newport Television LLC, 13%, 2017 (n)(p)	138,769	121,741
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	137,800
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	144,300
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	53,250
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	205,200
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	201,150
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	440,000	471,350
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	388,050
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	140,400
Univision Communications, Inc., 8.5%, 2021 (n)	225,000	218,250

		$6,926,587
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$225,000	$227,531
E*TRADE Financial Corp., 12.5%, 2017	130,000	150,475
TD AMERITRADE Holding Corp., 5.6%, 2019	1,600,000	1,736,464

		$2,114,470
Building - 0.8%
Associated Materials LLC, 9.125%, 2017	$80,000	$77,600
Building Materials Holding Corp., 6.875%, 2018 (n)	125,000	132,031
Building Materials Holding Corp., 7%, 2020 (n)	290,000	313,200
Building Materials Holding Corp., 6.75%, 2021 (n)	115,000	123,625
CEMEX Finance LLC, 9.5%, 2016 (n)	363,000	329,423
CEMEX S.A.B. de C.V., 9%, 2018 (n)	100,000	87,000
CEMEX S.A.B. de C.V., FRN, 5.579%, 2015 (n)	150,000	124,500
CRH PLC, 8.125%, 2018	590,000	690,174
Nortek, Inc., 10%, 2018	85,000	87,125
Nortek, Inc., 8.5%, 2021	435,000	413,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	22,000	23,100

		$2,401,028
Business Services - 0.5%
Ceridian Corp., 12.25%, 2015 (p)	$160,000	$143,200
iGate Corp., 9%, 2016	270,000	286,875
Interactive Data Corp., 10.25%, 2018	280,000	310,100
Iron Mountain, Inc., 8.375%, 2021	360,000	393,300
SunGard Data Systems, Inc., 10.25%, 2015	183,000	189,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
SunGard Data Systems, Inc., 7.375%, 2018		$120,000	$126,600

			$1,449,480
Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$70,000	$73,150
Cablevision Systems Corp., 8.625%, 2017		210,000	234,150
CCH II LLC, 13.5%, 2016		305,000	351,513
CCO Holdings LLC, 7.875%, 2018		465,000	504,525
CCO Holdings LLC, 8.125%, 2020		380,000	420,375
Cequel Communications Holdings, 8.625%, 2017 (n)		160,000	170,400
CSC Holdings LLC, 8.5%, 2014		185,000	205,813
DIRECTV Holdings LLC, 5.875%, 2019		370,000	422,337
DISH DBS Corp., 6.75%, 2021		170,000	185,300
EchoStar Corp., 7.125%, 2016		170,000	186,575
Insight Communications Co., Inc., 9.375%, 2018 (n)		240,000	272,100
Mediacom LLC, 9.125%, 2019		240,000	260,400
Myriad International Holdings B.V., 6.375%, 2017 (n)		376,000	409,840
TCI Communications, Inc., 9.8%, 2012		841,000	841,000
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,185,581
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	429,420
Videotron LTEE, 6.875%, 2014		115,000	115,144
Virgin Media Finance PLC, 9.5%, 2016		155,000	175,150
Virgin Media Finance PLC, 8.375%, 2019		160,000	179,200
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	184,975

			$6,806,948
Chemicals - 1.8%
Celanese U.S. Holdings LLC, 6.625%, 2018		$490,000	$529,200
Dow Chemical Co., 8.55%, 2019		1,410,000	1,869,092
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		435,000	433,913
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		70,000	66,850
Huntsman International LLC, 8.625%, 2021		230,000	252,425
Lyondell Chemical Co., 11%, 2018		405,816	444,369
LyondellBasell Industries, Inc., 6%, 2021 (n)		320,000	348,000
Momentive Performance Materials, Inc., 12.5%, 2014		410,000	435,625
Momentive Performance Materials, Inc., 11.5%, 2016		256,000	215,040
Polypore International, Inc., 7.5%, 2017		275,000	288,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		347,000	376,693

			$5,259,957
Computer Software - 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)		$345,000	$348,450
Oracle Corp., 5.375%, 2040		607,000	737,421
Syniverse Holdings, Inc., 9.125%, 2019		270,000	290,925

			$1,376,796
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 12.535%, 2017		$85,000	$92,013
CDW LLC/CDW Finance Corp., 8.5%, 2019		420,000	441,000
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		255,000	279,863
Eagle Parent, Inc., 8.625%, 2019 (n)		24,000	24,000

			$836,876
Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$430,000	$464,400
Dynacast International LLC, 9.25%, 2019 (z)		215,000	218,225
Griffon Corp., 7.125%, 2018		425,000	431,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
Tomkins LLC/Tomkins, Inc., 9%, 2018	$450,000	$498,375

		$1,612,375
Consumer Products - 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$240,000	$265,200
Elizabeth Arden, Inc., 7.375%, 2021	280,000	295,400
Jarden Corp., 7.5%, 2020	315,000	337,050
Libbey Glass, Inc., 10%, 2015	216,000	231,120
Mattel, Inc., 5.45%, 2041	478,000	504,752
Visant Corp., 10%, 2017	210,000	190,575
Whirlpool Corp., 8%, 2012	429,000	436,234

		$2,260,331
Consumer Services - 0.4%
Realogy Corp., 11.5%, 2017	$285,000	$250,800
Service Corp. International, 7%, 2017	975,000	1,082,250

		$1,333,050
Containers - 0.7%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$220,000	$222,200
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	180,000	183,600
Greif, Inc., 6.75%, 2017	915,000	965,325
Packaging Dynamics Corp., 8.75%, 2016 (z)	105,000	109,856
Reynolds Group, 7.75%, 2016 (n)	145,000	154,425
Reynolds Group, 7.125%, 2019 (n)	180,000	189,000
Reynolds Group, 8.25%, 2021 (n)	205,000	194,238
Sealed Air Corp., 8.125%, 2019 (n)	50,000	55,375
Sealed Air Corp., 8.375%, 2021 (n)	50,000	56,250

		$2,130,269
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,403,377
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	432,823
ManTech International Corp., 7.25%, 2018	245,000	256,025

		$2,092,225
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$120,000	$114,900

Electronics - 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$295,000	$322,288
Freescale Semiconductor, Inc., 8.05%, 2020	140,000	137,550
Sensata Technologies B.V., 6.5%, 2019 (n)	500,000	510,000
Tyco Electronics Group S.A., 3.5%, 2022	275,000	273,919

		$1,243,757
Emerging Market Quasi-Sovereign - 2.9%
Banco do Brasil S.A., 5.875%, 2022 (n)	$606,000	$608,121
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,212,000	1,275,024
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	524,496
Development Bank of Kazakhstan, 5.5%, 2015 (n)	283,000	283,708
Gaz Capital S.A., 9.25%, 2019	177,000	217,356
Gaz Capital S.A., 5.999%, 2021 (n)	1,006,000	1,026,120
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	599,000	561,563
Petrobras International Finance Co., 7.875%, 2019	705,000	845,908
Petrobras International Finance Co., 6.75%, 2041	414,000	471,428
Petroleos Mexicanos, 5.5%, 2021	665,000	719,863
Petroleos Mexicanos, 4.875%, 2022 (z)	344,000	354,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 6.5%, 2041 (n)	$292,000	$322,660
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	208,500
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	690,462	745,699
SCF Capital Ltd., 5.375%, 2017 (n)	526,000	465,510

		$8,630,954
Emerging Market Sovereign - 1.2%
Republic of Colombia, 6.125%, 2041	$210,000	$252,000
Republic of Indonesia, 4.875%, 2021 (n)	200,000	215,000
Republic of Lithuania, 6.125%, 2021 (n)	101,000	99,738
Republic of Lithuania, 6.625%, 2022 (z)	740,000	752,473
Republic of Philippines, 5.5%, 2026	200,000	224,000
Republic of Philippines, 6.375%, 2034	300,000	360,750
Republic of Poland, 5%, 2022	423,000	428,922
Republic of Romania, 6.75%, 2022 (z)	744,000	737,356
Republic of South Africa, 4.665%, 2024	526,000	532,575

		$3,602,814
Energy - Independent - 3.8%
Anadarko Petroleum Corp., 5.95%, 2016	$910,000	$1,044,731
ATP Oil & Gas Corp., 11.875%, 2015	195,000	126,750
Bill Barrett Corp., 9.875%, 2016	255,000	279,225
BreitBurn Energy Partners LP, 8.625%, 2020	140,000	147,700
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	160,000	160,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	120,000	120,600
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	50,000	50,000
Chaparral Energy, Inc., 8.875%, 2017	485,000	505,613
Chesapeake Energy Corp., 6.875%, 2020	285,000	292,125
Concho Resources, Inc., 8.625%, 2017	175,000	193,375
Concho Resources, Inc., 6.5%, 2022	365,000	392,375
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	170,000	166,600
Continental Resources, Inc., 8.25%, 2019	265,000	295,475
Denbury Resources, Inc., 8.25%, 2020	380,000	432,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	470,000	513,475
EXCO Resources, Inc., 7.5%, 2018	430,000	374,100
Harvest Operations Corp., 6.875%, 2017 (n)	455,000	480,025
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	115,000	125,638
Laredo Petroleum, Inc., 9.5%, 2019	200,000	218,500
LINN Energy LLC, 6.5%, 2019 (n)	115,000	116,150
LINN Energy LLC, 8.625%, 2020	160,000	177,600
LINN Energy LLC, 7.75%, 2021	206,000	221,965
Newfield Exploration Co., 6.625%, 2014	255,000	258,188
Newfield Exploration Co., 6.625%, 2016	270,000	277,425
Newfield Exploration Co., 6.875%, 2020	195,000	208,650
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,069,000	1,104,277
Pioneer Natural Resources Co., 7.5%, 2020	615,000	739,243
QEP Resources, Inc., 6.875%, 2021	525,000	568,313
Quicksilver Resources, Inc., 9.125%, 2019	69,000	67,275
Range Resources Corp., 8%, 2019	190,000	209,475
SandRidge Energy, Inc., 8%, 2018 (n)	505,000	522,675
SM Energy Co., 6.5%, 2021 (n)	280,000	293,300
Swift Energy Co., 7.875%, 2022 (n)	135,000	133,988
Talisman Energy, Inc., 7.75%, 2019	120,000	150,200
Whiting Petroleum Corp., 6.5%, 2018	155,000	164,688

		$11,131,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.5%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$304,581
BP Capital Markets PLC, 4.742%, 2021	760,000	872,352
Cenovus Energy, Inc., 4.5%, 2014	320,000	346,610
Hess Corp., 8.125%, 2019	270,000	351,093
LUKOIL International Finance B.V., 6.125%, 2020 (n)	1,056,000	1,086,360
Pacific Rubiales Energy Corp., 7.25%, 2021 (z)	534,000	559,365
Petro-Canada Financial Partnership, 5%, 2014	860,000	939,047

		$4,459,408
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$230,000	$230,000

Entertainment - 0.7%
AMC Entertainment, Inc., 8.75%, 2019	$520,000	$548,600
AMC Entertainment, Inc., 9.75%, 2020	210,000	207,375
Cinemark USA, Inc., 8.625%, 2019	385,000	423,500
Viacom, Inc., 3.875%, 2021	740,000	778,493

		$1,957,968
Financial Institutions - 1.9%
CIT Group, Inc., 5.25%, 2014 (n)	$400,000	$407,000
CIT Group, Inc., 7%, 2017	1,285,000	1,286,606
CIT Group, Inc., 6.625%, 2018 (n)	314,000	335,980
General Electric Capital Corp., 6%, 2019	300,000	347,358
General Electric Capital Corp., 5.5%, 2020	710,000	800,034
GMAC, Inc., 8%, 2031	60,000	63,675
Icahn Enterprises LP, 8%, 2018 (z)	140,000	145,250
International Lease Finance Corp., 8.75%, 2017	235,000	257,325
International Lease Finance Corp., 7.125%, 2018 (n)	390,000	427,050
Nationstar Mortgage LLC, 10.875%, 2015	485,000	481,363
PHH Corp., 9.25%, 2016	110,000	105,600
SLM Corp., 8.45%, 2018	130,000	140,725
SLM Corp., 8%, 2020	770,000	820,050
SLM Corp., 7.25%, 2022	55,000	55,550
Springleaf Finance Corp., 6.9%, 2017	145,000	112,375

		$5,785,941
Food & Beverages - 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,445,436
ARAMARK Corp., 8.5%, 2015	240,000	246,000
B&G Foods, Inc., 7.625%, 2018	480,000	516,600
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)	101,000	103,084
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	160,000	161,200
Kraft Foods, Inc., 6.125%, 2018	720,000	868,152
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,451,268
Pernod Ricard S.A., 5.75%, 2021 (n)	594,000	672,964
Pernod-Ricard S.A., 4.45%, 2022 (n)	213,000	222,509
Pinnacle Foods Finance LLC, 9.25%, 2015	360,000	370,800
Pinnacle Foods Finance LLC, 10.625%, 2017	105,000	111,038
Pinnacle Foods Finance LLC, 8.25%, 2017	80,000	85,600
SABMiller Holdings, Inc., 3.75%, 2022 (z)	904,000	941,061
TreeHouse Foods, Inc., 7.75%, 2018	235,000	253,213
Tyson Foods, Inc., 6.85%, 2016	560,000	624,400

		$8,073,325
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041	$1,020,000	$1,224,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.4%
Boise, Inc., 8%, 2020		$280,000	$299,600
Cascades, Inc., 7.75%, 2017		185,000	191,013
Georgia-Pacific Corp., 8%, 2024		250,000	324,662
Graphic Packaging Holding Co., 7.875%, 2018		190,000	207,100
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	267,823

			$1,290,198
Gaming & Lodging - 2.1%
Boyd Gaming Corp., 7.125%, 2016		$355,000	$323,050
FelCor Lodging LP, REIT, 6.75%, 2019		85,000	82,769
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	304,088
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		315,000	197
GWR Operating Partnership LLP, 10.875%, 2017		135,000	148,163
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	655,669
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,220
Harrah’s Operating Co., Inc., 10%, 2018		153,000	118,193
Host Hotels & Resorts, Inc., 6.75%, 2016		190,000	196,413
Marriott International, Inc., 5.625%, 2013		630,000	655,624
MGM Mirage, 10.375%, 2014		45,000	51,300
MGM Mirage, 6.625%, 2015		110,000	110,000
MGM Mirage, 7.5%, 2016		60,000	60,150
MGM Resorts International, 11.375%, 2018		300,000	344,250
MGM Resorts International, 9%, 2020		250,000	281,875
Penn National Gaming, Inc., 8.75%, 2019		445,000	493,394
Pinnacle Entertainment, Inc., 8.75%, 2020		225,000	228,938
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		200,000	204,500
Wyndham Worldwide Corp., 6%, 2016		400,000	443,837
Wyndham Worldwide Corp., 5.75%, 2018		760,000	808,156
Wyndham Worldwide Corp., 7.375%, 2020		280,000	325,675
Wynn Las Vegas LLC, 7.75%, 2020		330,000	372,900

			$6,211,361
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$203,775
Hyva Global B.V., 8.625%, 2016 (n)		200,000	165,500
Johns Hopkins University, 5.25%, 2019		1,180,000	1,406,171
Mueller Water Products, Inc., 8.75%, 2020		243,000	265,478

			$2,040,924
Insurance - 2.0%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,169,999
American International Group, Inc., 8.25%, 2018		$280,000	322,421
American International Group, Inc., 8.175% to 2038, FRN to 2068		240,000	231,600
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	473,000
Metropolitan Life Global Funding I, 2.875%, 2012 (n)		830,000	840,614
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	467,261
Principal Financial Group, Inc., 8.875%, 2019		650,000	827,000
Prudential Financial, Inc., 6.2%, 2015		660,000	731,046
Unum Group, 7.125%, 2016		870,000	1,003,977

			$6,066,918
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$250,000	$266,875

Insurance - Property & Casualty - 2.6%
Aon Corp., 3.5%, 2015		$760,000	$795,131
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,086,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
AXIS Capital Holdings Ltd., 5.875%, 2020		$370,000	$385,306
CNA Financial Corp., 5.875%, 2020		990,000	1,042,250
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		365,000	465,375
PartnerRe Ltd., 5.5%, 2020		583,000	604,463
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	813,577
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,392,728
USI Holdings Corp., 9.75%, 2015 (z)		220,000	215,600
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,010,138

			$7,811,051
International Market Quasi-Sovereign - 3.3%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$557,604
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		1,090,000	1,261,433
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,116,540
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,813,103
Lloyds TSB Bank PLC, FRN, 1.581%, 2012 (n)		1,000,000	1,001,595
Royal Bank of Scotland PLC, FRN, 1.202%, 2012 (n)		1,497,000	1,499,692
Swedbank AB, 2.8%, 2012 (n)		300,000	300,132
Vestjysk Bank A/S, FRN, 1.109%, 2013 (n)		710,000	713,093
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	553,268

			$9,816,460
International Market Sovereign - 13.6%
Federal Republic of Germany, 3.75%, 2015	EUR	1,679,000	$2,415,398
Federal Republic of Germany, 4.25%, 2018	EUR	682,000	1,064,959
Federal Republic of Germany, 6.25%, 2030	EUR	826,000	1,651,143
Government of Bermuda, 5.603%, 2020 (n)		$295,000	328,013
Government of Canada, 4.5%, 2015	CAD	546,000	604,875
Government of Canada, 4.25%, 2018	CAD	290,000	337,325
Government of Canada, 5.75%, 2033	CAD	86,000	131,251
Government of Japan, 1.3%, 2014	JPY	273,300,000	3,698,905
Government of Japan, 1.7%, 2017	JPY	384,350,000	5,386,452
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,771,269
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,896,128
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,078,340
Kingdom of Spain, 4.6%, 2019	EUR	1,041,000	1,392,243
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,846,000	2,608,953
Kingdom of the Netherlands, 5.5%, 2028	EUR	226,000	405,829
Republic of Austria, 4.65%, 2018	EUR	893,000	1,309,427
Republic of France, 6%, 2025	EUR	707,000	1,176,520
Republic of France, 4.75%, 2035	EUR	958,000	1,438,572
Republic of Iceland, 4.875%, 2016 (n)		$891,000	896,708
Republic of Italy, 4.75%, 2013	EUR	1,849,000	2,444,173
Republic of Italy, 5.25%, 2017	EUR	2,467,000	3,256,647
State of Israel, 4%, 2022		$1,496,000	1,491,678
United Kingdom Treasury, 8%, 2015	GBP	874,000	1,764,091
United Kingdom Treasury, 8%, 2021	GBP	330,000	794,857
United Kingdom Treasury, 4.25%, 2036	GBP	458,000	887,206

			$40,230,962
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$829,258
Province of Ontario, 5.45%, 2016		745,000	869,260

			$1,698,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.9%
Atlas Copco AB, 5.6%, 2017 (n)	$1,073,000	$1,219,427
Case Corp., 7.25%, 2016	145,000	158,050
Case New Holland, Inc., 7.875%, 2017	775,000	893,188
CNH Capital LLC, 6.25%, 2016 (n)	75,000	80,250
Rental Service Corp., 9.5%, 2014	60,000	61,800
RSC Equipment Rental, Inc., 8.25%, 2021	315,000	325,238

		$2,737,953
Major Banks - 5.5%
ABN Amro Bank N.V., 4.25%, 2017 (z)	$913,000	$913,393
Bank of America Corp., 7.375%, 2014	460,000	496,348
Bank of America Corp., 6.5%, 2016	1,305,000	1,391,507
Barclays Bank PLC, 5.125%, 2020	770,000	822,201
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	474,000
BNP Paribas, FRN, 3.313%, 2014	164,000	161,115
Commonwealth Bank of Australia, 5%, 2019 (n)	760,000	818,560
Credit Suisse New York, 5.5%, 2014	650,000	693,467
Goldman Sachs Group, Inc., 6%, 2014	450,000	483,954
Goldman Sachs Group, Inc., 5.75%, 2022	1,213,000	1,257,322
HSBC USA, Inc., 4.875%, 2020	930,000	922,340
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)	590,000	543,834
JPMorgan Chase & Co., 4.625%, 2021	870,000	901,209
JPMorgan Chase Capital XXII, 6.45%, 2087	616,000	621,236
JPMorgan Chase Capital XXVII, 7%, 2039	161,000	163,029
Macquarie Group Ltd., 6%, 2020 (n)	933,000	897,429
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	422,915
Morgan Stanley, 6%, 2014	620,000	650,572
Morgan Stanley, 7.3%, 2019	250,000	272,688
Morgan Stanley, 5.625%, 2019	420,000	417,935
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	145,000	111,650
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	460,000	356,500
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	878,764
SunTrust Banks, Inc., 3.5%, 2017	622,000	637,366
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	690,619
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	438,413

		$16,438,366
Medical & Health Technology & Services - 2.7%
Biomet, Inc., 10%, 2017	$190,000	$205,200
Biomet, Inc., 10.375%, 2017 (p)	135,000	146,475
Biomet, Inc., 11.625%, 2017	165,000	179,438
Cardinal Health, Inc., 5.8%, 2016	840,000	982,029
Davita, Inc., 6.375%, 2018	385,000	405,213
Davita, Inc., 6.625%, 2020	125,000	132,813
Emdeon, Inc., 11%, 2019 (n)	135,000	145,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	208,588
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	100,000	102,625
HCA, Inc., 8.5%, 2019	865,000	960,150
HCA, Inc., 7.5%, 2022	445,000	476,150
HealthSouth Corp., 8.125%, 2020	610,000	646,600
Hospira, Inc., 6.05%, 2017	490,000	538,502
McKesson Corp., 5.7%, 2017	370,000	435,959
Owens & Minor, Inc., 6.35%, 2016	710,000	773,553
Physio-Control, Inc., 9.875%, 2019 (z)	185,000	192,400
Tenet Healthcare Corp., 9.25%, 2015	190,000	206,625
United Surgical Partners International, Inc., 8.875%, 2017	85,000	89,038
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	131,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Health Services, Inc., 7%, 2018	$210,000	$221,025
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	489,250
Universal Hospital Services, Inc., FRN, 4.121%, 2015	90,000	84,375
Vanguard Health Systems, Inc., 8%, 2018	175,000	183,313

		$7,937,071
Metals & Mining - 2.0%
AK Steel Corp., 7.625%, 2020	$125,000	$123,438
ArcelorMittal, 5.5%, 2021	1,780,000	1,739,688
Arch Coal, Inc., 7%, 2019 (n)	335,000	335,838
Cloud Peak Energy, Inc., 8.25%, 2017	505,000	545,400
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	398,763
Consol Energy, Inc., 8%, 2017	195,000	210,600
Consol Energy, Inc., 8.25%, 2020	130,000	140,888
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	85,000	86,488
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	185,000	198,413
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	619,000	587,186
Peabody Energy Corp., 6%, 2018 (n)	125,000	128,750
Peabody Energy Corp., 6.25%, 2021 (n)	125,000	128,750
Southern Copper Corp., 6.75%, 2040	450,000	475,880
Vale Overseas Ltd., 4.625%, 2020	437,000	461,160
Vale Overseas Ltd., 6.875%, 2039	303,000	358,999
Volcan Compania Minera S.A.A., 5.375%, 2022 (z)	15,000	15,116

		$5,935,357
Mortgage-Backed - 1.4%
Fannie Mae, 5.5%, 2019 - 2034	$1,520,726	$1,657,935
Fannie Mae, 6.5%, 2031	109,314	125,569
Fannie Mae, 6%, 2034	1,298,246	1,447,126
Freddie Mac, 4.224%, 2020	818,658	921,367

		$4,151,997
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$215,000	$215,000
EQT Corp., 4.875%, 2021	431,000	438,382
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	170,000	147,050

		$800,432
Natural Gas - Pipeline - 2.6%
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)	$465,000	$496,388
Crosstex Energy, Inc., 8.875%, 2018	430,000	466,550
El Paso Corp., 7%, 2017	410,000	454,016
El Paso Corp., 7.75%, 2032	465,000	546,247
Enbridge Energy Partners LP, 4.2%, 2021	1,190,000	1,262,078
Energy Transfer Equity LP, 7.5%, 2020	380,000	419,900
Energy Transfer Partners LP, 6.5%, 2042	779,000	840,458
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	195,480
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	119,498
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	826,837
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,220,379
Spectra Energy Capital LLC, 8%, 2019	679,000	866,754

		$7,714,585
Network & Telecom - 2.7%
AT&T, Inc., 5.5%, 2018	$660,000	$782,464
AT&T, Inc., 3.875%, 2021	670,000	719,209
Cincinnati Bell, Inc., 8.25%, 2017	90,000	92,588
Cincinnati Bell, Inc., 8.75%, 2018	320,000	308,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Citizens Communications Co., 9%, 2031		$185,000	$164,650
Eileme 2 AB, 11.625%, 2020 (z)		219,000	223,170
France Telecom, 4.375%, 2014		640,000	681,866
France Telecom, 5.375%, 2042		1,238,000	1,303,688
Frontier Communications Corp., 8.125%, 2018		220,000	219,450
Frontier Communications Corp., 8.5%, 2020		116,000	114,840
Qwest Communications International, Inc., 7.125%, 2018 (n)		270,000	288,900
Qwest Corp., 7.5%, 2014		560,000	620,200
Telefonica S.A., 5.877%, 2019		760,000	779,441
Verizon Communications, Inc., 8.75%, 2018		690,000	957,071
Windstream Corp., 8.125%, 2018		55,000	59,950
Windstream Corp., 7.75%, 2020		500,000	540,000
Windstream Corp., 7.75%, 2021		115,000	124,200

			$7,979,687
Oil Services - 0.6%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$100,000	$100,500
Dresser-Rand Group, Inc., 6.5%, 2021 (n)		60,000	61,950
Expro Finance Luxembourg, 8.5%, 2016 (n)		200,000	181,500
McJunkin Red Man Holding Corp., 9.5%, 2016		170,000	179,988
Pioneer Drilling Co., 9.875%, 2018		375,000	399,375
Pioneer Drilling Co., 9.875%, 2018 (n)		45,000	47,925
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		725,709	736,595
Unit Corp., 6.625%, 2021		55,000	55,550

			$1,763,383
Other Banks & Diversified Financials - 3.6%
American Express Centurion Bank, 5.5%, 2013		$510,000	$536,484
Bancolombia S.A., 5.95%, 2021		398,000	402,975
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		460,000	457,470
Bosphorus Financial Services Ltd., FRN, 2.257%, 2012 (z)		50,000	49,991
Citigroup, Inc., 6.375%, 2014		630,000	681,983
Citigroup, Inc., 6.01%, 2015		530,000	575,713
Citigroup, Inc., 8.5%, 2019		461,000	563,262
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		645,000	607,538
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		265,000	219,950
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		1,090,000	1,110,496
Rabobank Nederland N.V., 3.375%, 2017		525,000	540,337
Santander Holdings USA, Inc., 4.625%, 2016		130,000	126,951
Santander International Debt S.A., 2.991%, 2013 (n)		800,000	775,916
Santander UK PLC, 8.963% to 2030, FRN to 2049		753,000	670,170
Svenska Handelsbanken AB, 4.875%, 2014 (n)		910,000	957,584
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		1,120,000	1,008,000
Union Bank, 3%, 2016		1,250,000	1,277,559

			$10,562,379
Pharmaceuticals - 1.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	145,000	$203,418
Celgene Corp., 3.95%, 2020		$890,000	924,930
Pfizer, Inc., 6.2%, 2019		1,280,000	1,610,353
Roche Holdings, Inc., 6%, 2019 (n)		1,130,000	1,391,340
Teva Pharmaceutical Finance LLC, 5.55%, 2016		359,000	409,308
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		210,000	213,413

			$4,752,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$730,000	$838,021
WCA Waste Corp., 7.5%, 2019 (n)	275,000	283,250

		$1,121,271
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$28,530	$22,253
Nielsen Finance LLC, 11.5%, 2016	133,000	152,618
Nielsen Finance LLC, 7.75%, 2018	270,000	300,713

		$475,584
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$125,000	$134,375

Real Estate - 1.7%
Boston Properties LP, REIT, 3.7%, 2018	$420,000	$442,286
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	130,000	120,738
Entertainment Properties Trust, REIT, 7.75%, 2020	250,000	269,572
HCP, Inc., REIT, 5.375%, 2021	806,000	890,696
Kennedy Wilson, Inc., 8.75%, 2019 (n)	125,000	125,938
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	222,745
MPT Operating Partnership LP, REIT, 6.875%, 2021	245,000	254,188
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,064,196
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	697,119

		$5,087,478
Retailers - 2.2%
Academy Ltd., 9.25%, 2019 (n)	$155,000	$154,031
AutoZone, Inc., 6.5%, 2014	1,210,000	1,325,359
Burlington Coat Factory Warehouse Corp., 10%, 2019	290,000	275,500
J. Crew Group, Inc., 8.125%, 2019	250,000	242,500
Kohl’s Corp., 4%, 2021	377,000	391,056
Limited Brands, Inc., 5.25%, 2014	242,000	255,310
Limited Brands, Inc., 6.9%, 2017	205,000	223,450
Limited Brands, Inc., 7%, 2020	135,000	149,850
Limited Brands, Inc., 6.95%, 2033	115,000	109,250
Macy’s, Inc., 7.875%, 2015	860,000	1,010,370
Neiman Marcus Group, Inc., 10.375%, 2015	240,000	249,302
QVC, Inc., 7.375%, 2020 (n)	200,000	218,500
Rite Aid Corp., 9.375%, 2015	170,000	171,275
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	125,000	133,750
Staples, Inc., 9.75%, 2014	690,000	790,766
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	160,688
Toys “R” Us, Inc., 10.75%, 2017	415,000	461,688
Yankee Acquisition Corp., 8.5%, 2015	70,000	71,488
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	130,000	123,825

		$6,517,958
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$720,000	$793,662
Koppers, Inc., 7.875%, 2019	115,000	121,325

		$914,987
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$210,000	$222,579
Michaels Stores, Inc., 7.75%, 2018	210,000	219,188

		$441,767

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Steel - 0.1%
JSC Severstal, 6.25%, 2016 (n)	$290,000	$285,150

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$800,044

Telecommunications - Wireless - 2.4%
American Tower Corp., 4.625%, 2015	$440,000	$460,744
Clearwire Corp., 12%, 2015 (n)	305,000	287,463
Cricket Communications, Inc., 7.75%, 2020	305,000	290,513
Crown Castle International Corp., 9%, 2015	175,000	190,750
Crown Castle International Corp., 7.125%, 2019	800,000	870,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	939,908
Digicel Group Ltd., 12%, 2014 (n)	100,000	112,750
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	363,113
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	106,500
MetroPCS Wireless, Inc., 7.875%, 2018	165,000	174,075
MetroPCS Wireless, Inc., 6.625%, 2020	70,000	69,475
NII Holdings, Inc., 7.625%, 2021	220,000	225,500
Rogers Cable, Inc., 5.5%, 2014	659,000	718,200
Sprint Capital Corp., 6.875%, 2028	225,000	166,781
Sprint Nextel Corp., 6%, 2016	415,000	366,238
Sprint Nextel Corp., 8.375%, 2017	310,000	288,300
Sprint Nextel Corp., 9%, 2018 (n)	75,000	80,813
VimpelCom Ltd., 7.504%, 2022 (n)	739,000	694,660
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	505,000	499,950
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	237,650

		$7,143,383
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$124,800
Level 3 Financing, Inc., 9.375%, 2019	255,000	269,025
Level 3 Financing, Inc., 8.625%, 2020 (z)	135,000	138,375

		$532,200
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,415,871
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	903,762
Lorillard Tobacco Co., 8.125%, 2019	329,000	400,836
Lorillard Tobacco Co., 6.875%, 2020	480,000	554,037
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,211,703

		$4,486,209
Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$133,000	$109,060

Transportation - Services - 1.1%
ACL I Corp., 11.375%, 2016 (n)(p)	$288,650	$247,349
Avis Budget Car Rental LLC , 9.75%, 2020	110,000	119,900
CEVA Group PLC, 8.375%, 2017 (z)	255,000	247,669
Commercial Barge Line Co., 12.5%, 2017	580,000	633,650
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,079,475
Hertz Corp., 7.5%, 2018	195,000	208,650
Navios Maritime Acquisition Corp., 8.625%, 2017	360,000	270,000
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	148,500
Swift Services Holdings, Inc., 10%, 2018	305,000	331,306

		$3,286,499

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$255,539

Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$485,000	$544,413
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	861,498
Atlantic Power Corp., 9%, 2018 (z)	140,000	144,550
Calpine Corp., 8%, 2016 (n)	280,000	301,700
Calpine Corp., 7.875%, 2020 (n)	395,000	425,613
CMS Energy Corp., 4.25%, 2015	760,000	780,304
Covanta Holding Corp., 7.25%, 2020	210,000	221,454
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	220,000	244,750
Duke Energy Corp., 3.35%, 2015	1,230,000	1,313,833
Edison Mission Energy, 7%, 2017	290,000	168,200
EDP Finance B.V., 6%, 2018 (n)	1,100,000	957,972
Energy Future Holdings Corp., 10%, 2020	360,000	386,062
Energy Future Holdings Corp., 10%, 2020	810,000	872,775
Exelon Generation Co. LLC, 5.2%, 2019	360,000	403,263
GenOn Energy, Inc., 9.5%, 2018	200,000	189,000
GenOn Energy, Inc., 9.875%, 2020	455,000	423,150
NRG Energy, Inc., 7.375%, 2017	165,000	170,569
NRG Energy, Inc., 8.25%, 2020	785,000	773,225
PPL WEM Holdings PLC, 3.9%, 2016 (n)	930,000	974,022
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	140,000	105,700
Waterford 3 Funding Corp., 8.09%, 2017	310,402	306,851

		$10,568,904
Total Bonds		$289,394,157

Floating Rate Loans (g)(r) - 0.1%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$130,430	$121,300

Oil Services - 0.1%
Samson Resources Co., Term Loan, 8%, 2012	$270,000	$270,000
Total Floating Rate Loans		$391,300

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	4,740	$189,884

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	6,738	$50,468

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	38	$110,200

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$86,928
Total Common Stocks		$247,596

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (n)	160	$128,835
Ally Financial, Inc., “A”, 8.5%	26,734	559,008

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Preferred Stocks - continued
Other Banks & Diversified Financials - continued
GMAC Capital Trust I, 8.125%			9,100	$201,929
Total Preferred Stocks				$889,772

	Strike Price	First Exercise
Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	91	$263,900

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$220,000	$217,800

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)			6,290,517	$6,290,517
Total Investments				$297,884,926

Other Assets, Less Liabilities - (0.4)%				(1,159,169)
Net Assets - 100.0%				$296,725,757

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,959,073, representing 24.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., 4.25%, 2017	1/30/12	$912,105	$913,393
ARCap REIT, Inc., CDO, “H”, FRN, 6.038%, 2045	6/21/11-11/23/11	2,645	7
American Media, Inc., 13.5%, 2018	12/28/10	28,943	22,253
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	1/28/10	256,529	280,355
Ardagh Packaging Finance PLC, 9.125%, 2020	1/20/12	215,880	222,200
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	138,033	144,550
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040	3/01/06	465,393	262,396
Bosphorus Financial Services Ltd., FRN, 2.257%, 2012	3/08/05	50,000	49,991
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	158,651	160,000
CEVA Group PLC, 8.375%, 2017	1/27/12	252,129	247,669
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	666,876	679,218
Crest Ltd., “A1” CDO, FRN, 1.054%, 2018	1/21/10	525,043	567,567
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	217,440	218,225
Eileme 2 AB, 11.625%, 2020	1/19/12	214,844	223,170
Falcon Franchise Loan LLC, FRN, 4.78%, 2023	1/18/02	68,897	87,501
Falcon Franchise Loan LLC, FRN, 5.147%, 2025	1/29/03	107,466	176,536

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	$100,000	$102,625
GMAC LLC, FRN, 6.02%, 2033	11/17/00	745,854	766,616
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12	100,183	103,084
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,880	88,947
Icahn Enterprises LP, 8%, 2018	1/27/12	144,900	145,250
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	160,491	161,200
LBI Media, Inc., 8.5%, 2017	7/18/07	187,957	97,850
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	135,212	138,375
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	363,955	365,312
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039	7/20/04	134,016	140,019
Pacific Rubiales Energy Corp., 7.25%, 2021	12/20/11	535,324	559,365
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	106,383	109,856
Petroleos Mexicanos, 4.875%, 2022	1/17/12	340,975	354,998
Physio-Control, Inc., 9.875%, 2019	1/13/12-1/30/12	188,174	192,400
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013	12/06/04	891,753	809,756
Republic of Lithuania, 6.625%, 2022	1/25/12	733,355	752,473
Republic of Romania, 6.75%, 2022	1/31/12	737,356	737,356
SABMiller Holdings, Inc., 3.75%, 2022	1/10/12	899,694	941,061
Salomon Brothers Mortgage Securities, Inc., FRN, 7.379%, 2032	1/07/05	1,169,953	1,104,098
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	221,723	215,600
Volcan Compania Minera S.A.A., 5.375%, 2022	1/26/12	15,000	15,116
Total Restricted Securities			$12,156,388
% of Net assets			4.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank	9,233,000	5/16/12	$1,458,610	$1,462,935	$4,325
BUY	EUR	Barclays Bank	1,127,066	4/12/12	1,434,733	1,474,582	39,849
BUY	EUR	CS First Boston	1,127,066	4/12/12	1,434,609	1,474,582	39,973
SELL	EUR	UBS AG	9,615,106	3/15/12	12,865,494	12,578,271	287,223
BUY	IDR	JP Morgan Chase Bank	4,086,041,000	3/06/12	442,356	453,122	10,766
BUY	SEK	Goldman Sachs	140,852	4/12/12	20,264	20,641	377
BUY	SEK	Merrill Lynch International Bank	140,852	4/12/12	20,259	20,642	383

							$382,896

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,093,747	4/12/12	$1,063,742	$1,089,053	$(25,311)
SELL	GBP	Barclays Bank	1,021,362	4/12/12	1,577,152	1,608,533	(31,381)
SELL	GBP	Deutsche Bank	1,021,362	4/12/12	1,577,157	1,608,533	(31,376)
SELL	JPY	CS First Boston	130,170,629	4/12/12	1,690,659	1,709,310	(18,651)

							$(106,719)

Swap Agreements at 1/31/12

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	1,260,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$17,146

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $1,538.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,001,289	$502,935	$86,928	$1,591,152
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	255,539	—	255,539
Non-U.S. Sovereign Debt	—	62,281,187	—	62,281,187
Corporate Bonds	—	164,598,244	—	164,598,244
Residential Mortgage-Backed Securities	—	4,151,997	—	4,151,997
Commercial Mortgage-Backed Securities	—	3,922,787	—	3,922,787
Asset-Backed Securities (including CDOs)	—	3,402,338	—	3,402,338
Foreign Bonds	—	50,999,865	—	50,999,865
Floating Rate Loans	—	391,300	—	391,300
Mutual Funds	6,290,517	—	—	6,290,517
Total Investments	$7,291,806	$290,506,192	$86,928	$297,884,926

Other Financial Instruments
Swaps	$—	$17,146	$—	$17,146
Forward Foreign Currency Exchange Contracts	—	276,177	—	276,177

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/2011	$95,993
Change in unrealized appreciation (depreciation)	(9,065)
Balance as of 1/31/12	$86,928

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2012 is $(9,065).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$282,890,584
Gross unrealized appreciation	$20,505,180
Gross unrealized depreciation	(5,510,838)
Net unrealized appreciation (depreciation)	$14,994,342

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,055,217	17,690,778	(17,455,478)	6,290,517

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$986	$6,290,517

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	61.3%
United Kingdom	5.6%
Japan	4.6%
France	3.0%
Italy	2.4%
Netherlands	2.3%
Germany	2.2%
Canada	2.1%
Brazil	2.0%
Other Countries	14.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.